Schedule of Investments

The 3D Printing ETF

October 31, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–98.7%

Aerospace & Defense - 1.9%
Hexcel Corp.	2,260	$139,939
Moog, Inc., Class A	18,927	2,196,479
Total Aerospace & Defense		2,336,418

Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B	14,123	1,994,874

Automobile Components - 3.2%
Cie Generale des Etablissements Michelin SCA (France)	71,341	2,115,116
Exco Technologies Ltd. (Canada)	385,590	1,988,079
Total Automobile Components		4,103,195

Chemicals - 0.9%
5N Plus, Inc. (Canada)*	60,096	143,008
Arkema SA (France)	1,622	151,681
Avient Corp.	4,582	144,883
DSM BV (Netherlands)	1,409	127,603
DuPont de Nemours, Inc.	1,983	144,521
Eastman Chemical Co.	2,081	155,513
Evonik Industries AG (Germany)	8,368	153,709
Toray Industries, Inc. (Japan)	30,066	143,769
Total Chemicals		1,164,687

Commercial Services & Supplies - 0.0%(a)
PyroGenesis Canada, Inc. (Canada)*	6,000	1,882

Electrical Equipment - 1.8%
AMETEK, Inc.	15,508	2,183,061
SGL Carbon SE (Germany)*	23,245	142,531
Total Electrical Equipment		2,325,592

Electronic Equipment, Instruments & Components - 11.4%
FARO Technologies, Inc.*	302,926	3,898,657
Hexagon AB, Class B (Sweden)	254,972	2,071,764
Renishaw PLC (United Kingdom)	123,561	4,631,623
Trimble, Inc.*	80,793	3,807,774
Total Electronic Equipment, Instruments & Components		14,409,818

Health Care Equipment & Supplies - 7.8%
Align Technology, Inc.*	8,242	1,521,391
DENTSPLY SIRONA, Inc.	125,560	3,818,280
Straumann Holding AG (Switzerland)	37,942	4,460,943
Total Health Care Equipment & Supplies		9,800,614

Household Durables - 3.5%
Nikon Corp. (Japan)	478,731	4,472,262

Industrial Conglomerates - 4.9%
3M Co.	1,685	153,251
General Electric Co.	20,205	2,194,869
Siemens AG (Germany)	29,123	3,850,649
Total Industrial Conglomerates		6,198,769

Life Sciences Tools & Services - 3.4%
BICO Group AB (Sweden)*	1,618,171	4,289,531

Investments	Shares	Value

Machinery - 18.9%
3D Systems Corp.*	1,065,823	$3,975,520
Desktop Metal, Inc., Class A*	4,197,269	3,636,514
Kennametal, Inc.	6,334	146,379
Lincoln Electric Holdings, Inc.	12,399	2,167,345
Markforged Holding Corp.*	4,499,603	2,907,643
OC Oerlikon Corp. AG (Switzerland)	544,069	2,160,366
Proto Labs, Inc.*	189,113	4,464,958
Sandvik AB (Sweden)	8,465	143,782
Velo3D, Inc.*	3,298,443	4,353,945
Total Machinery		23,956,452

Metals & Mining - 1.9%
ATI Inc.*	4,114	155,386
Carpenter Technology Corp.	2,358	147,894
Kaiser Aluminum Corp.	33,642	1,910,865
voestalpine AG (Austria)	5,677	141,521
Total Metals & Mining		2,355,666

Software - 23.3%
Altair Engineering, Inc., Class A*	63,989	3,974,997
ANSYS, Inc.*	14,173	3,943,779
Autodesk, Inc.*	19,420	3,837,975
Dassault Systemes SE (France)	108,543	4,457,879
Materialise NV (Belgium)*(b)	935,828	5,147,054
Microsoft Corp.	12,078	4,083,692
PTC, Inc.*	28,860	4,052,521
Total Software		29,497,897

Technology Hardware, Storage & Peripherals - 10.8%
Eastman Kodak Co.*	38,113	141,780
HP, Inc.	180,037	4,740,374
Nano Dimension Ltd. (Israel)*(b)	1,696,289	4,512,129
Stratasys Ltd.*	405,519	4,124,128
Xerox Holdings Corp.	10,466	134,384
Total Technology Hardware, Storage & Peripherals		13,652,795

Trading Companies & Distributors - 3.4%
Xometry, Inc., Class A*	298,245	4,339,465
Total Common Stocks
(Cost $219,757,068)		124,899,917
PREFERRED STOCK–0.2%
Household Products - 0.2%
Henkel AG & Co. KGaA (Germany) (Cost $213,938)	2,066	148,826

MONEY MARKET FUND–1.0%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.26% (c)
(Cost $1,320,499)	1,320,499	1,320,499
Total Investments–99.9%
(Cost $221,291,505)		126,369,242
Other Assets in Excess of Liabilities–0.1%		174,514
Net Assets–100.0%		$126,543,756

*	Non-income producing security
(a)	Less than 0.05%
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of October 31, 2023.

Schedule of Investments (continued)

The 3D Printing ETF

October 31, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2023, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$124,899,917	$–	$–	$124,899,917
Preferred Stock‡	148,826	–	–	148,826
Money Market Fund	1,320,499	–	–	1,320,499
Total	$126,369,242	$–	$–	$126,369,242

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.